SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation

a) Basis of Preparation

Enerplus’ Consolidated Financial Statements have been prepared by management in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”).

i. Reporting and Functional Currency

These Consolidated Financial Statements are presented in U.S. dollars, which is the reporting and functional currency of the parent entity and its subsidiaries.

The functional currency of the parent company changed from Canadian dollars to U.S. dollars effective January 1, 2023. This was the result of a gradual change in the primary economic environment in which the entity operates, culminating in the sale of Enerplus’ remaining Canadian operating assets at the end of 2022. This has triggered a prospective change as of January 1, 2023 in functional currency of the parent entity to U.S. dollars, consistent with the functional currency of its U.S. subsidiaries. All assets and liabilities held by the parent company were translated at the exchange rate at December 31, 2022 to determine opening balances in U.S. dollars. Amounts that are part of Shareholders’ Equity of the parent company are translated at historical exchange rates. Monetary assets and liabilities denominated in Canadian dollars will be revalued at current exchange rates at each reporting period. Upon settlement and/or realization of Canadian dollar denominated assets and liabilities, there may be realized foreign exchange gains and losses depending on the change in the foreign exchange rate when the transaction was originally recorded and the final settlement date.

Use of Estimates

ii. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. Actual results could differ from these estimates, and changes in estimates are recorded when known.

Estimated crude oil and natural gas reserves are used by management in preparing these financial statements and require the expertise of independent reservoir engineering specialists. The independent reservoir engineering specialists take into consideration certain assumptions that are highly uncertain at the time the estimate is made or are subjective, including commodity pricing, forecasted production, operating and capital costs. Other assumptions used when estimating crude oil and natural gas reserves, including royalty and inflation rates, involve a lesser degree of subjectivity or uncertainty. Estimates impacted by estimated crude oil and natural gas reserves include the depletion and impairment of property, plant and equipment, and ability to realize deferred income tax assets.

Some of the estimates and judgments made by the Company may have a material impact on the Consolidated Financial Statements, but do not involve highly subjective or uncertain assumptions. These estimates and judgements include, but are not limited to:

●   Asset retirement obligations

●   Income taxes

●   Leases

●   Gains on asset divestments

The Company also considers climate change factors when making the above estimates. The potential impacts, if any, of climate change are usually part of other assumptions used in determining the estimates, including forecasted operating and capital costs, discount rates and commodity pricing.

Enerplus uses the most current information available and exercises judgment in making estimates and assumptions. In the opinion of management, these Consolidated Financial Statements have been properly prepared within reasonable limits of materiality and within the framework of the Company’s significant accounting policies.

Basis of Consolidation

iii. Basis of Consolidation

These Consolidated Financial Statements include the accounts of Enerplus and its subsidiaries. Intercompany balances and transactions are eliminated on consolidation. Interests in jointly controlled crude oil and natural gas assets are accounted for following the concept of undivided interest, whereby Enerplus’ proportionate share of revenues, expenses, assets and liabilities are included in the accounts.

Business Combinations

iv. Business Combinations

The acquisition method of accounting is used to account for acquisitions that meet the definition of a business under U.S. GAAP. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values, with limited exceptions, at the acquisition date. Transaction costs are expensed as incurred.

Revenue

b) Revenue

Enerplus sells the majority of its production pursuant to variable-price contracts. The transaction price for variable priced contracts is based on the commodity price, adjusted for quality, location or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Under the contracts, the Company is required to deliver a fixed or variable volume of crude oil, natural gas or natural gas liquids to the contract counterparty. Crude oil, natural gas and natural gas liquids are sold under contracts of varying terms, including multi-year contracts. Revenues are typically collected in the month following production.

Revenue from the sale of crude oil, natural gas and natural gas liquids is measured based on the consideration specified in contracts with customers, net of sales taxes. Enerplus recognizes revenue when it satisfies a performance obligation by transferring control of the product to a customer. This is generally at the time the customer obtains legal title to the product and when it is physically transferred to the contractual delivery points.

Enerplus evaluates its arrangements with third parties and partners to determine if the Company acts as the principal or as an agent. In making this evaluation, management considers if Enerplus retains control of the product being delivered to the end customer. As part of this assessment, management considers whether the Company retains the economic benefits associated with the good being delivered. Management also considers whether the Company has the primary responsibility for the delivery of the product, the ability to establish prices or the inventory risk, in which case the Company would be the principal and the revenue is recognized on a gross basis. Any associated fees are recorded as an expense. If Enerplus acts in the capacity of an agent rather than as a principal in a transaction, then the revenue is recognized on a net basis, only reflecting the fee, if any, realized by the Company from the transaction.

All references to crude oil and natural gas revenue or production in the Consolidated Financial Statements are net of royalties.

Transportation

c) Transportation

Enerplus generally sells crude oil and natural gas under two types of agreements which are common in industry. Both types of agreements include a transportation charge. One is a net-back arrangement, under which the Company sells crude oil or natural gas at the wellhead and collects a price, net of the transportation incurred by the purchaser. In this case, sales are recorded at the price received from the purchaser, net of transportation costs.

Under the other arrangement, Enerplus sells crude oil or natural gas at a specific delivery point, pays transportation to a third party and receives proceeds from the purchaser with no transportation deduction. In this case, transportation costs are recorded as transportation expense on the Consolidated Statements of Income/(Loss).

Crude Oil and Natural Gas Properties

d) Crude Oil and Natural Gas Properties

Enerplus uses the full cost method of accounting for its crude oil and natural gas properties. Under this method, all acquisition, exploration and development costs incurred in finding crude oil and natural gas reserves are capitalized, including general and administrative costs attributable to these activities. These costs are recorded on a country-by-country cost centre basis as crude oil and natural gas properties subject to depletion (“full cost pool”). Costs associated with production and general corporate activities are expensed as incurred.

The net carrying value of both proved and unproved crude oil and natural gas properties is depleted using the unit of production method using proved reserves, as determined using a constant price assumption of the unweighted average of the preceding twelve months’ first-day-of-the-month commodity prices (“SEC prices”). The depletion calculation takes into account estimated future development costs necessary to bring those reserves into production.

Under full cost accounting, a ceiling test is performed on a cost centre basis each quarter. Enerplus limits capitalized costs of proved and unproved crude oil and natural gas properties, net of accumulated depletion and the related deferred income tax effects, to the estimated future net cash flows from proved crude oil and natural gas reserves discounted at 10%, net of related tax effects, plus the lower of cost or fair value of unproved properties (“the ceiling”). This discount rate is not adjusted for current market trends, changes in the cost of capital and the potential impacts, if any, on the discount rate due to climate change or any other factors, as it is prescribed under U.S. GAAP.

The estimated future net cash flows are calculated using the unweighted average of the preceding twelve months’ first-day-of-the-month commodity prices. If such capitalized costs exceed the ceiling, a write-down equal to that excess is recorded as a non-cash charge to net income. A write-down is not reversed in future periods even if higher crude oil and natural gas prices subsequently increase the ceiling.

Under full cost accounting rules, divestments of crude oil and natural gas properties are generally accounted for as adjustments to capitalized costs, with no recognition of a gain or loss. However, if not recognizing a gain or loss on the transaction would have otherwise significantly altered the relationship between a cost centre’s capitalized costs and proved reserves, then a gain or loss is recognized.

Other Capital Assets

e) Other Capital Assets

Other capital assets are recorded at historical cost, net of depreciation, and include furniture, fixtures, leasehold improvements, and computer equipment. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset. The cost of repairs and maintenance is expensed as incurred.

Other Long-term Assets	f) Other Long-term Assets Other long-term assets include Company-owned line fill in third party pipelines. Line fill is recorded at lower of cost and net realizable value.
Cash and Cash Equivalents	g) Cash and Cash Equivalents Cash and cash equivalents include cash and highly liquid investments with maturities of less than 90 days.
Asset Retirement Obligations

h) Asset Retirement Obligations

Enerplus’ crude oil and natural gas operating activities give rise to dismantling, decommissioning, reclamation, and site remediation activities. Enerplus recognizes a liability for the estimated present value of the future asset retirement obligation liability at each balance sheet date. Upon recognition, the liability is recorded at its estimated fair value. The associated asset retirement cost is capitalized and amortized over the same period as the underlying asset. Changes in the estimated liability and related asset retirement cost can arise as a result of revisions in the estimated amount or timing of cash flows. Changes in liabilities for which no related asset exists are recorded in Depletion, depreciation, accretion and impairment expense in the period in which the change is made.

Depletion of asset retirement costs and increases in asset retirement obligations resulting from the passage of time are recorded to Depletion, depreciation, accretion and impairment and charged against net income in the Consolidated Statements of Income/(Loss).

Leases

i) Leases

Enerplus determines at inception, whether a business contract is an operating or finance lease, as defined under U.S. GAAP. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Finance leases are recognized on the commencement date and included in right-of-use (“ROU”) assets and lease liabilities in the Consolidated Balance Sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from such leases. Lease liabilities are recognized at the present value of the lease payments over the lease term. Enerplus’ lease terms may have options to extend or terminate the lease which are included in the calculation of lease liabilities when it is more likely than not that it will exercise those options. A corresponding ROU asset is recognized at the amount of the lease liability, adjusted for payments made prior to lease commencement or initial direct costs, if any. When calculating the present value, Enerplus uses the rate implicit in the lease, or uses its incremental borrowing rate for a similar term and risk profile based on the information available at the commencement date.

Short-term leases with a lease term of 12 months or less are not recorded on the Consolidated Balance Sheets. Such items are charged to operating expenses or general and administrative expenses, as appropriate, in the Consolidated Statements of Income/(Loss), unless the costs are included in the carrying amount of another asset in accordance with U.S. GAAP.

Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Lease agreements can contain both lease and non-lease components, which are accounted for separately. For certain equipment leases, a portfolio approach is applied to account for the ROU assets and liabilities.

Income Tax

j) Income Tax

Enerplus uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recorded on the temporary differences between the accounting and income tax basis of assets and liabilities, using the enacted tax rates expected to apply when the temporary differences are expected to reverse. Deferred tax assets are reviewed each period and a valuation allowance is provided if, after considering available evidence, it is more likely than not that a deferred tax asset will not be realized. Enerplus considers both positive and negative evidence including historic and expected future taxable income, reversing existing temporary differences and tax basis carry forward periods in making this assessment.

The expected future taxable income considered in the analysis of the valuation allowance is based on undiscounted cash flows from the proven and probable reserves at forecast prices and costs, as well as other sources of income. A valuation allowance is removed in any period where available evidence indicates all or a portion of the valuation allowance is no longer required. The financial statement effect of an uncertain tax position is recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxation authority. Penalties and interest expense related to income tax are recognized in income tax expense. Investment tax credits are applied using the flow-through method.

Financial Instruments

k) Financial Instruments

i. Fair Value Measurements

Financial instruments are initially recorded at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For financial instruments carried at fair value, and when disclosing the fair value of financial instruments on certain non-financial items, inputs used in determining the fair value are characterized according to the following fair value hierarchy:

●   Level 1  – Inputs represent quoted market prices in active markets for identical assets or liabilities.

●   Level 2  – Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

●   Level 3  – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

Subsequent measurement is based on classification of the financial instrument into one of the following five categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables or other financial liabilities.

ii. Non-derivative financial instruments

The carrying amount of cash and cash equivalents, accounts receivable, accounts payable, bank credit facilities, and marketable securities reported on the Consolidated Balance Sheets approximates their fair value. The fair value of the senior notes and loan receivable are considered a level 2 fair value measurement and details are disclosed in Note 14.

The Company uses the current expected credit loss model in valuing accounts receivable and loan receivable, which requires the use of a lifetime expected loss provision. In making an assessment as to whether financial assets are credit-impaired, the Company considers: (i) historically realized bad debts; (ii) a counterparty’s present financial condition and whether a counterparty has breached certain contracts; (iii) the probability that a counterparty will enter bankruptcy or other financial reorganization; (iv) changes in economic conditions that correlate to increased levels of default; and (v) the term to maturity of the specified receivable. The carrying amounts of receivables are reduced by the amount of the expected credit loss through an allowance account and losses are recognized within General and administrative expense in the Consolidated Statements of Income/(Loss). If the Company subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account.

For the years ended December 31, 2022 and 2021, Enerplus had designated certain U.S. dollar denominated debt that was held in the parent entity as a hedge of its net investment in operations for which the U.S. dollar is the functional currency. As a non-derivative financial instrument, it was accounted for under hedge accounting. As this was considered an effective hedge in both comparative periods, the unrealized foreign exchange gains and losses arising from the translation of the U.S. denominated debt were recorded in Other Comprehensive Income/(Loss) (“OCI”), net of tax, to the extent the net investment in the U.S. subsidiary supported the U.S. denominated debt. Following the change in functional currency of the parent company to U.S. dollars on January 1, 2023, the net investment hedge was no longer required.

In connection with the sale of certain Canadian assets during the year, the Company provided a loan to the purchaser. The loan receivable is recorded at its amortized cost basis on the Consolidated Balance Sheets in Other current assets.

Marketable securities are classified as held for trading and carried at fair value based on a level 1 designation, with changes in fair value recorded in Transaction costs and other expense/(income). When the instruments are ultimately sold any gains or losses are recognized in Transaction costs and other expense/(income).

iii. Derivative financial instruments

Enerplus enters into financial derivative contracts in order to manage its exposure to market risks from fluctuations in commodity prices, foreign exchange rates and interest rates in the normal course of operations.

Enerplus has not designated its financial derivative contracts as accounting hedges and thus has not applied hedge accounting, even though it considers most of these contracts to be economic hedges. As a result, financial derivative contracts are classified as held-for-trading and are recorded at fair value based on a Level 2 designation, with changes in fair value recorded in net income/(loss). The fair values of these derivative instruments are generally based on an estimate of the amounts that would be paid or received to settle these instruments at the balance sheet date. Enerplus’ accounting policy is to not offset the fair values of its financial derivative assets and liabilities.

Realized gains and losses from commodity price risk management activities are recognized in income when the contract is settled. Unrealized gains and losses on commodity price risk management activities are recognized in income based on the changes in fair value of the contracts at the end of the respective reporting period.

Enerplus’ crude oil, natural gas and natural gas liquids physical delivery purchase and sales contracts qualify as normal purchases and sales as they are entered into and held for the purpose of receipt or delivery of products in accordance with the Company’s expected purchase, sale or usage requirements. As such, these contracts are not considered derivative financial instruments. Settlements on these physical contracts are recognized in net income over the term of the contracts as they occur.

Foreign Currency

l) Foreign Currency

i. Foreign currency transactions

Transactions denominated in foreign currencies are translated to the functional currency using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency of the entity using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Foreign currency differences arising on translation are recognized in net income/(loss) in the period in which they arise.

ii. Foreign currency translation

In respect of the years ended December 31, 2022 and 2021, for financial statement presentation, assets and liabilities of Enerplus’ Canadian operations, which had a Canadian dollar functional currency until December 31, 2022, were translated into U.S. dollars at period end exchange rates while revenues and expenses were translated using average rates for the period. Gains and losses from the translation were deferred and included in the cumulative translation adjustment which was recorded in accumulated other comprehensive income. On January 1, 2023 the parent entity’s functional currency changed to U.S. dollars on a prospective basis, which aligns with Enerplus’ U.S. dollar reporting currency. As a result, the cumulative translation adjustment balance will not change from December 31, 2022, onward.

Share-Based Compensation

m) Share-Based Compensation

Enerplus’ share-based compensation plans include equity-settled Restricted Share Unit (“RSU”) and Performance Share Unit (“PSU”) awards made pursuant to its Share Award Incentive Plan (“SAIP”). The Company is authorized to issue up to 4.5% of outstanding common shares from treasury under the SAIP. Enerplus also has a cash-settled Deferred Share Unit (“DSU”) Plan for Directors (“Director DSU Plan”) and a cash-settled RSU Plan for Directors (“Director RSU Plan”).

i. Long-term Incentive (“LTI”) Plans

For RSU awards granted under the SAIP, employees receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and vests one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

For PSU awards granted under the SAIP, executives and management receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and they vest at the end of three years. The value upon vesting is based on the value of the underlying shares plus notional accrued dividends along with a multiplier that ranges from 0 to 2 depending on Enerplus’ performance compared to a peer group of both Canadian and U.S. crude oil and natural gas producers over the vesting period.

Under Enerplus’ Director DSU Plan and Director RSU Plan, directors receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded is based on the annual equity retainer value. Directors may elect to receive all or a portion of their notional shares under either plan. Under the Director DSU Plan, units vest and are paid at a specified date following the director leaving the Board. Under the Director RSU Plan, units vest one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period. All Director DSU and RSU grants are settled in cash.

Enerplus recognizes non-cash share-based compensation expense over the vesting period of the equity-settled long-term incentive plans, net of realized forfeitures, based on the estimated grant date fair value of the respective awards. The fair value for the PSUs is adjusted for the outcome of the performance condition. Equity-settled share-based compensation charges are recorded on the Consolidated Statements of Income/(Loss) with an offset to Paid-in capital. Each period, management performs an estimate of the PSU plan multiplier. Any differences that arise between the actual multiplier on plan settlement and management’s estimate is recorded to share-based compensation. On settlement of these plans, amounts previously recorded to Paid-in capital are reclassified to Share capital.

Enerplus recognizes a liability with respect to its cash-settled long-term incentive plans based on their estimated fair value. The liability is re-measured at each reporting date and at settlement date with any changes in the fair value recorded as share-based compensation, included in General and administrative expense.

Net Income/(Loss) Per Share

n) Net Income/(Loss) Per Share

Basic net income/(loss) per common share is computed by dividing net income/(loss) by the weighted average number of common shares outstanding during the period.

For the diluted net income per common share calculation, the weighted average number of shares outstanding is adjusted for the potential number of shares which may have a dilutive effect on Net income. The weighted average number of diluted shares is calculated in accordance with the treasury stock method which assumes that the proceeds received from outstanding RSU’s and PSU’s would be used to repurchase common shares at the average market price.

Contingencies

o) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Contingencies are adjusted as additional information becomes available or circumstances change.

Accounting Changes and Recent Pronouncements Issued

p) Accounting Changes and Recent Pronouncements Issued

In future accounting periods, the Company will adopt the following Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”):

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The new guidance will require additional disclosure of significant segment expenses that are regularly provided to the chief operating decision maker. In addition, certain annual disclosures will also be required for interim periods, and single reportable segment entities must apply Topic 280 in its entirety. The updated guidance is effective January 1, 2024 for Enerplus for annual periods and January 1, 2025 for interim periods and will be applied retrospectively. Enerplus has not early adopted this ASU and does not expect a material impact on the Consolidated Financial Statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard will require further disaggregation of information in the rate reconciliation by specific categories and disclosure of income taxes paid by jurisdiction. The updated guidance is in effect for Enerplus for annual periods beginning January 1, 2025 and will be applied prospectively. Enerplus has not early adopted this ASU and does not expect a material impact on the Consolidated Financial Statements.